Flight Equipment Spare Parts (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Flight Equipment Spare Parts

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Flight equipment spare parts	2,059	2,299
Less: provision for spare parts	(260)	(245)

	1,799	2,054

Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts
Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
At January 1	245	325
Accrual	21	153
Amount written off in relation to disposal of spare parts	(6)	(233)

At December 31	260	245